2. Basis for preparation and disclosure of the consolidated financial statements (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRestatementsLineItems [Line Items]
Net revenue	R$ 16,981,329	R$ 16,233,959	R$ 15,617,413
Costs of services provided and goods sold	(7,701,418)	(8,002,077)	(7,966,487)
Gross income	9,279,911	8,231,882	7,650,926
Selling expenses	(4,970,780)	(4,575,177)	(4,719,029)
General and administrative expenses	(1,608,319)	(1,424,643)	(1,258,722)
Other income (expenses), net	(283,289)	(298,710)	(248,979)
Operating income (expenses)	2,417,523	1,933,352	1,424,196
Total income expense	(6,862,388)	(6,298,530)	(6,226,730)
Depreciation and amortization	3,954,321	4,013,671
Financial income (expenses)	(537,333)	(497,836)	(410,880)
Income before income and social contribution taxes	1,880,190	1,435,516	1,013,316
Income and social contribution taxes	664,911	(201,009)	(262,889)
Net income for the year	2,545,101	R$ 1,234,507	R$ 750,427
Balances without IFRS 15 and IFRS 9
DisclosureOfRestatementsLineItems [Line Items]
Net revenue	17,050,176
Costs of services provided and goods sold	(4,581,463)
Gross income	12,468,713
Selling expenses	(4,685,128)
General and administrative expenses	(936,756)
Other income (expenses), net	(283,289)
Operating income (expenses)	(5,905,173)
Total income expense	6,563,540
Depreciation and amortization	(4,124,567)
Financial income (expenses)	(537,333)
Income before income and social contribution taxes	1,901,640
Income and social contribution taxes	657,617
Net income for the year	2,559,257
Adjustments
DisclosureOfRestatementsLineItems [Line Items]
Net revenue	(68,847)
Costs of services provided and goods sold	0
Gross income	(68,847)
Selling expenses	(122,849)
General and administrative expenses	0
Other income (expenses), net	0
Operating income (expenses)	(122,849)
Total income expense	(191,696)
Depreciation and amortization	170,246
Financial income (expenses)	0
Income before income and social contribution taxes	(21,450)
Income and social contribution taxes	7,294
Net income for the year	(14,156)
Balances under IFRS 15 and 9
DisclosureOfRestatementsLineItems [Line Items]
Net revenue	16,981,329
Costs of services provided and goods sold	(4,581,463)
Gross income	12,399,866
Selling expenses	(4,807,977)
General and administrative expenses	(936,756)
Other income (expenses), net	(283,289)
Operating income (expenses)	(6,028,022)
Total income expense	6,371,844
Depreciation and amortization	(3,954,321)
Financial income (expenses)	(537,333)
Income before income and social contribution taxes	1,880,190
Income and social contribution taxes	664,911
Net income for the year	R$ 2,545,101